Business combination - Shanghai Jiahong (Details) - CNY (¥)				12 Months Ended
	Mar. 26, 2020	Mar. 25, 2020	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from investing activities
Net outflow of cash and cash equivalents included in cash flows from investing activities				¥ (7,273,000)	¥ (69,951,000)	¥ (28,880,000)
Shanghai Jiahong
Business combination
Percentage of share capital acquired		80.00%
Consideration paid		¥ 7,200,000
Goodwill		6,446,000
Total consideration
Cash paid		4,940,000
Cash received		(3,940,000)
Consideration payable		6,200,000
Total purchase consideration		7,200,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents		1,121,000
Intangible assets		2,120,000
Trade and other receivables		602,000
Inventories		123,000
Property, plant and equipment		4,014,000
Trade payables and other payables		(2,392,000)
Lease liabilities		(4,116,000)
Deferred income tax liabilities		(530,000)
Non-controlling interest		(188,000)
Net identifiable assets acquired		754,000
Add: goodwill (Note 14)		6,446,000
Net assets acquired		7,200,000
Cash flows from investing activities
Cash consideration		(1,500,000)
Cash and cash equivalents		1,121,000
Net outflow of cash and cash equivalents included in cash flows from investing activities		¥ (379,000)
Revenue since acquisition	¥ 14,587,000
Net profit (loss) since acquisition	¥ 677,000
Pro forma revenue			¥ 901,593,000
Pro forma profit/(loss) after tax			¥ (247,616,000)